Financial Instruments -Fair values of the group's financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Bonds Payable. | Financial liabilities measured at amortized cost
Financial Instruments
Financial Liabilities Carrying Amount	$ 36,107	$ 35,538
Financial Liabilities Fair Value	36,163	35,422
Loan payable | Financial liabilities fair value through profit or loss
Financial Instruments
Financial Liabilities Carrying Amount	7,610	7,424
Financial Liabilities Fair Value	7,610	7,424
FVTPL | Equity securities
Financial Instruments
Financial Assets Carrying Amount	5,764	4,033
Financial Assets Fair Value	5,764	4,033
FVTPL | Debt securities
Financial Instruments
Financial Assets Carrying Amount		774
Financial Assets Fair Value		774
FVTPL | Investment funds
Financial Instruments
Financial Assets Carrying Amount		1,675
Financial Assets Fair Value		1,675
FVTPL | Long-term loan receivable
Financial Instruments
Financial Assets Carrying Amount	1,159	1,146
Financial Assets Fair Value	1,159	1,146
FVTOCI | Debt securities
Financial Instruments
Financial Assets Carrying Amount	10,160	26,246
Financial Assets Fair Value	10,160	26,246
Amortized cost | Long-term loan receivable
Financial Instruments
Financial Assets Carrying Amount	8,619	7,168
Financial Assets Fair Value	$ 8,619	$ 7,168